Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (VODA and VOCRA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance [Abstract]
Balance at January 1,	$ 175	$ 190	$ 203
Amortization	(16)	(15)	(13)
Balance at December 31,	159	175	190
Accumulated Amortization	$ 81	$ 65	$ 50